Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (21,237)	$ (8,890)
Working capital	$ 114,900